UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Greater China Growth Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
China — 45.3%
Auto Components — 2.4%
Nexteer Automotive Group, Ltd.	1,620,000	$2,029,295

		$2,029,295

Automobiles — 1.1%
Great Wall Motor Co., Ltd., Class H	976,500	$916,933

		$916,933

Banks — 6.2%
China Construction Bank Corp., Class H	4,138,110	$3,085,200
Industrial & Commercial Bank of China, Ltd., Class H	3,646,000	2,228,012

		$5,313,212

Electrical Equipment — 1.0%
Zhuzhou CRRC Times Electric Co., Ltd.	156,000	$845,037

		$845,037

Electronic Equipment, Instruments & Components — 0.7%
AAC Technologies Holdings, Inc.	68,500	$618,922

		$618,922

Food Products — 1.8%
China Mengniu Dairy Co., Ltd.	731,000	$1,500,537

		$1,500,537

Gas Utilities — 0.9%
China Resources Gas Group, Ltd.	274,000	$811,631

		$811,631

Household Durables — 2.1%
Haier Electronics Group Co., Ltd.	1,052,000	$1,757,593

		$1,757,593

Insurance — 6.4%
China Pacific Insurance (Group) Co., Ltd., Class H	391,400	$1,517,886
Ping An Insurance (Group) Co. of China, Ltd., Class H	717,500	3,960,187

		$5,478,073

Internet Software & Services — 9.9%
Baidu, Inc. ADR(1)	3,416	$570,301
Tencent Holdings, Ltd.	317,700	7,911,011

		$8,481,312

Oil, Gas & Consumable Fuels — 1.7%
China Petroleum & Chemical Corp., Class H	2,088,000	$1,497,260

		$1,497,260

Pharmaceuticals — 0.7%
Sino Biopharmaceutical, Ltd.	827,000	$566,817

		$566,817

Real Estate Management & Development — 3.4%
China Overseas Land & Investment, Ltd.	1,010,000	$2,908,857

		$2,908,857

1

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.5%
Lenovo Group, Ltd.	694,000	$429,293

		$429,293

Textiles, Apparel & Luxury Goods — 1.8%
ANTA Sports Products, Ltd.	530,000	$1,547,464

		$1,547,464

Wireless Telecommunication Services — 4.7%
China Mobile, Ltd.	367,000	$4,007,995

		$4,007,995

Total China (identified cost $28,700,903)		$38,710,231

Hong Kong — 27.0%
Capital Markets — 4.0%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$3,407,094

		$3,407,094

Equity Real Estate Investment Trusts (REITs) — 3.0%
Link REIT	379,000	$2,606,504

		$2,606,504

Food & Staples Retailing — 0.5%
Dairy Farm International Holdings, Ltd.	65,100	$455,598

		$455,598

Food Products — 0.4%
Vitasoy International Holdings, Ltd.	168,000	$347,250

		$347,250

Hotels, Restaurants & Leisure — 2.8%
Sands China, Ltd.	479,600	$2,353,874

		$2,353,874

Household Durables — 2.7%
Techtronic Industries Co., Ltd.	594,500	$2,315,154

		$2,315,154

Industrial Conglomerates — 2.2%
CK Hutchison Holdings, Ltd.	151,356	$1,840,880

		$1,840,880

Insurance — 8.0%
AIA Group, Ltd.	1,118,800	$6,812,470

		$6,812,470

Real Estate Management & Development — 3.4%
Cheung Kong Property Holdings, Ltd.	303,856	$2,075,491
Hongkong Land Holdings, Ltd.	125,800	803,748

		$2,879,239

Total Hong Kong (identified cost $16,594,977)		$23,018,063

Luxembourg — 1.0%
Textiles, Apparel & Luxury Goods — 1.0%
Samsonite International SA	285,900	$895,763

		$895,763

Total Luxembourg (identified cost $707,069)		$895,763

2

Security	Shares	Value
Taiwan — 23.4%
Banks — 1.8%
CTBC Financial Holding Co., Ltd.	2,782,881	$1,524,537

		$1,524,537

Electronic Equipment, Instruments & Components — 6.1%
Delta Electronics, Inc.	221,000	$1,105,146
Hon Hai Precision Industry Co., Ltd.	973,181	2,499,872
Largan Precision Co., Ltd.	14,000	1,614,305

		$5,219,323

Food & Staples Retailing — 2.2%
President Chain Store Corp.	248,000	$1,861,954

		$1,861,954

Insurance — 1.7%
Cathay Financial Holding Co., Ltd.	994,929	$1,457,721

		$1,457,721

Multiline Retail — 1.2%
Poya International Co., Ltd.	80,587	$1,006,546

		$1,006,546

Semiconductors & Semiconductor Equipment — 10.0%
MediaTek, Inc.	91,000	$630,089
Taiwan Semiconductor Manufacturing Co., Ltd.	1,382,839	7,951,912

		$8,582,001

Technology Hardware, Storage & Peripherals — 0.4%
Adlink Technology, Inc.	209,293	$344,025

		$344,025

Total Taiwan (identified cost $13,323,937)		$19,996,107

United States — 1.5%
Food Products — 1.5%
Mead Johnson Nutrition Co.	17,249	$1,243,480

		$1,243,480

Total United States (identified cost $1,451,782)		$1,243,480

Total Common Stocks (identified cost $60,778,668)		$83,863,644

Short-Term Investments — 1.4%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/16	$1,199	$1,198,827

Total Short-Term Investments (identified cost $1,198,827)		$1,198,827

Total Investments — 99.6% (identified cost $61,977,495)		$85,062,471

Other Assets, Less Liabilities — 0.4%		$312,870

Net Assets — 100.0%		$85,375,341

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,374,153

Gross unrealized appreciation	$26,566,320
Gross unrealized depreciation	(3,878,002)

Net unrealized appreciation	$22,688,318

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$12,822,622		$—	$12,822,622
Consumer Staples	1,243,480	4,165,339		—	5,408,819
Energy	—	1,497,260		—	1,497,260
Financials	—	23,993,107		—	23,993,107
Health Care	—	566,817		—	566,817
Industrials	—	2,685,917		—	2,685,917
Information Technology	570,301	23,104,575		—	23,674,876
Real Estate	—	8,394,600		—	8,394,600
Telecommunication Services	—	4,007,995		—	4,007,995
Utilities	—	811,631		—	811,631
Total Common Stocks	$1,813,781	$82,049,863	*	$—	$83,863,644
Short-Term Investments	$—	$1,198,827		$—	$1,198,827
Total Investments	$1,813,781	$83,248,690		$—	$85,062,471

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 57.4%

Security	Shares	Value
Aerospace & Defense — 0.6%
Airbus Group SE	5,929	$378,035
Boeing Co. (The)	9,508	1,431,525
United Technologies Corp.	14,210	1,530,701

		$3,340,261

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	17,348	$2,010,980

		$2,010,980

Airlines — 0.1%
Norwegian Air Shuttle ASA(1)	14,772	$461,181

		$461,181

Auto Components — 0.2%
Compagnie Generale des Etablissements Michelin, Class B	4,341	$463,476
Delphi Automotive PLC	10,314	660,096

		$1,123,572

Automobiles — 0.1%
Bayerische Motoren Werke AG	5,145	$437,757

		$437,757

Banks — 5.4%
Bankinter SA	55,149	$414,296
Chemical Financial Corp.	33,165	1,720,600
Citigroup, Inc.	50,312	2,837,094
Commerzbank AG	63,645	443,714
CVB Financial Corp.	67,727	1,406,690
Glacier Bancorp, Inc.	45,493	1,560,410
Great Western Bancorp, Inc.	26,219	1,048,760
HSBC Holdings PLC	312,052	2,473,501
ING Groep NV	36,819	500,271
JPMorgan Chase & Co.	42,023	3,368,984
Old National Bancorp	96,921	1,652,503
PNC Financial Services Group, Inc. (The)	16,420	1,815,067
Skandinaviska Enskilda Banken AB, Class A	62,206	619,545
Societe Generale SA	16,922	726,003
Standard Chartered PLC(1)	61,269	490,931
SunTrust Banks, Inc.	14,725	764,964
Svenska Handelsbanken AB, Class A	47,039	652,836
U.S. Bancorp	41,708	2,069,551
United Bankshares, Inc.	38,676	1,784,897
Westamerica Bancorporation	23,753	1,473,398

		$27,824,015

Beverages — 0.5%
Anheuser-Busch InBev SA/NV	3,486	$362,222
Coca-Cola Co. (The)	27,250	1,099,538
Diageo PLC	19,466	486,704
PepsiCo, Inc.	6,394	640,039

		$2,588,503

Capital Markets — 4.1%
3i Group PLC	139,237	$1,197,696
Ameriprise Financial, Inc.	13,321	1,521,391

Security	Shares	Value
Bank of New York Mellon Corp. (The)	35,638	$1,689,954
BlackRock, Inc.	3,750	1,390,463
Charles Schwab Corp. (The)	43,049	1,664,274
CME Group, Inc.	5,707	644,377
Credit Suisse Group AG	37,338	496,639
Deutsche Boerse AG	4,204	325,554
FactSet Research Systems, Inc.	3,953	633,152
Franklin Resources, Inc.	37,833	1,485,324
Goldman Sachs Group, Inc. (The)	9,425	2,066,808
Intercontinental Exchange, Inc.	11,525	638,485
Moody’s Corp.	12,262	1,232,331
Morgan Stanley	20,838	861,860
Northern Trust Corp.	19,288	1,584,509
S&P Global, Inc.	5,600	666,344
Schroders PLC	15,109	520,665
State Street Corp.	9,274	730,791
T. Rowe Price Group, Inc.	19,867	1,471,350
UBS Group AG	35,317	561,522

		$21,383,489

Chemicals — 2.8%
AdvanSix, Inc.(1)	574	$10,734
Air Liquide SA	3,708	377,813
Air Products and Chemicals, Inc.	5,146	743,391
Akzo Nobel NV	7,500	467,503
Arkema SA	4,333	415,476
BASF SE	6,541	565,207
Clariant AG	31,419	508,512
Croda International PLC	16,485	672,332
Dow Chemical Co. (The)	15,575	867,839
E.I. du Pont de Nemours & Co.	11,513	847,472
Eastman Chemical Co.	7,451	559,719
Ecolab, Inc.	7,259	847,343
Givaudan SA	226	403,241
HB Fuller Co.	13,485	633,660
Koninklijke DSM NV	10,310	625,990
LyondellBasell Industries NV, Class A	7,059	637,569
Monsanto Co.	7,591	779,672
PPG Industries, Inc.	9,992	958,533
Praxair, Inc.	7,747	931,964
RPM International, Inc.	23,404	1,238,306
Sherwin-Williams Co. (The)	2,189	588,119
Sika AG	68	329,839
Symrise AG	7,088	430,363

		$14,440,597

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	36,874	$1,622,456
Deluxe Corp.	8,990	608,623
ISS A/S	10,072	343,688
Tetra Tech, Inc.	40,473	1,734,268
UniFirst Corp.	10,635	1,503,257

		$5,812,292

Communications Equipment — 0.7%
Cisco Systems, Inc.	64,577	$1,925,686
InterDigital, Inc.	15,598	1,235,362
Nokia Oyj	99,635	427,614

		$3,588,662

Construction & Engineering — 0.1%
Vinci SA	6,210	$402,189

		$402,189

Security	Shares	Value
Construction Materials — 0.2%
CRH PLC	11,871	$395,496
HeidelbergCement AG	5,466	489,809

		$885,305

Consumer Finance — 0.8%
American Express Co.	21,831	$1,572,705
Capital One Financial Corp.	18,761	1,576,675
Discover Financial Services	10,825	733,610

		$3,882,990

Containers & Packaging — 0.4%
Avery Dennison Corp.	8,728	$628,940
Ball Corp.	9,325	699,934
International Paper Co.	13,376	651,679

		$1,980,553

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,115,883

		$1,115,883

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	20,332	$3,201,070

		$3,201,070

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	58,680	$2,266,808
Deutsche Telekom AG	32,699	514,593
Telefonica SA	51,639	430,160
Verizon Communications, Inc.	28,449	1,419,605

		$4,631,166

Electric Utilities — 0.3%
American Electric Power Co., Inc.	8,452	$499,091
Duke Energy Corp.	7,189	530,332
NextEra Energy, Inc.	4,769	544,763

		$1,574,186

Electrical Equipment — 0.2%
ABB, Ltd.	33,830	$689,549
Schneider Electric SE	5,661	375,758

		$1,065,307

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	13,259	$679,391
Corning, Inc.	27,354	657,316
TE Connectivity, Ltd.	11,636	787,059
Vishay Intertechnology, Inc.	81,491	1,234,589

		$3,358,355

Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	11,543	$742,561
FMC Technologies, Inc.(1)	19,885	681,260
Halliburton Co.	22,955	1,218,681
Helmerich & Payne, Inc.	9,002	681,001
John Wood Group PLC	56,922	587,926
Schlumberger, Ltd.	22,107	1,858,094
SEACOR Holdings, Inc.(1)	18,390	1,139,996
Subsea 7 SA(1)	36,350	425,651

		$7,335,170

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.6%
British Land Co. PLC (The)	60,883	$450,441
Derwent London PLC	15,238	458,765
Hammerson PLC	101,837	692,459
Klepierre	7,932	295,086
Land Securities Group PLC	40,111	486,539
Merlin Properties Socimi SA	44,406	447,527
Unibail-Rodamco SE	1,626	357,032

		$3,187,849

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	3,575	$536,643
CVS Health Corp.	8,391	645,184
Wal-Mart Stores, Inc.	14,872	1,047,435
Walgreens Boots Alliance, Inc.	11,025	934,148

		$3,163,410

Food Products — 0.3%
Mondelez International, Inc., Class A	13,442	$554,348
Nestle SA	15,758	1,060,492

		$1,614,840

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	15,318	$787,498
Compass Group PLC	45,190	773,684
InterContinental Hotels Group PLC	12,826	525,378
McDonald’s Corp.	16,215	1,933,963
Panera Bread Co., Class A(1)	2,608	553,183
Starbucks Corp.	30,627	1,775,447
Whitbread PLC	10,200	441,631
Wyndham Worldwide Corp.	19,660	1,415,323

		$8,206,107

Household Products — 0.5%
Procter & Gamble Co. (The)	23,399	$1,929,481
Reckitt Benckiser Group PLC	5,511	465,534

		$2,395,015

Industrial Conglomerates — 1.6%
3M Co.	10,098	$1,734,231
General Electric Co.	115,246	3,544,967
Honeywell International, Inc.	14,359	1,636,064
Roper Technologies, Inc.	4,319	782,214
Siemens AG	6,484	730,901

		$8,428,377

Insurance — 5.7%
Aflac, Inc.	8,621	$615,367
Ageas	16,133	601,443
Alleghany Corp.(1)	2,535	1,439,753
Allianz SE	6,358	1,010,356
Allstate Corp. (The)	19,504	1,363,720
American Financial Group, Inc.	17,795	1,463,283
American International Group, Inc.	28,850	1,827,070
Aon PLC	12,000	1,369,200
Assicurazioni Generali SpA	27,539	347,555
Aviva PLC	110,145	615,687
AXA SA	25,302	594,659
Baloise Holding AG	4,900	589,847
Chubb, Ltd.	12,882	1,648,896
Hartford Financial Services Group, Inc.	31,541	1,486,212
Loews Corp.	32,840	1,466,306
Marsh & McLennan Cos., Inc.	19,817	1,373,516
MetLife, Inc.	30,079	1,654,646

Security	Shares	Value
NN Group NV	12,866	$412,983
Progressive Corp. (The)	42,675	1,421,077
Prudential Financial, Inc.	16,557	1,665,634
Prudential PLC	37,078	715,874
Sampo Oyj, Class A	11,539	509,195
SCOR SE	13,852	439,212
St. James’s Place PLC	41,750	490,265
Swiss Life Holding AG	1,968	540,795
Swiss Re AG	8,587	789,856
Travelers Cos., Inc. (The)	12,122	1,374,029
Willis Towers Watson PLC	10,532	1,309,865
Zurich Insurance Group AG	1,993	522,168

		$29,658,469

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	5,059	$3,797,134
Priceline Group, Inc. (The)(1)	753	1,132,271

		$4,929,405

Internet Software & Services — 2.0%
Alphabet, Inc., Class A(1)	4,034	$3,129,900
Alphabet, Inc., Class C(1)	2,970	2,251,379
eBay, Inc.(1)	26,952	749,535
Facebook, Inc., Class A(1)	26,030	3,082,473
Rightmove PLC	9,075	416,094
Yahoo! Inc.(1)	16,486	676,256

		$10,305,637

IT Services — 3.2%
Accenture PLC, Class A	11,824	$1,412,140
Amadeus IT Group SA	7,965	360,744
Automatic Data Processing, Inc.	12,328	1,183,735
Cardtronics PLC, Class A(1)	30,418	1,504,779
Cognizant Technology Solutions Corp., Class A(1)	10,465	576,412
Fidelity National Information Services, Inc.	13,807	1,065,762
Fiserv, Inc.(1)	14,599	1,527,347
Indra Sistemas SA(1)	45,390	468,686
International Business Machines Corp.	13,853	2,247,234
InterXion Holding NV(1)	16,178	552,641
MasterCard, Inc., Class A	17,356	1,773,783
Paychex, Inc.	18,639	1,098,769
PayPal Holdings, Inc.(1)	17,268	678,287
Visa, Inc., Class A	27,904	2,157,537

		$16,607,856

Machinery — 0.9%
Atlas Copco AB, Class B	14,486	$389,375
Caterpillar, Inc.	10,734	1,025,741
Cummins, Inc.	5,349	758,381
Ingersoll-Rand PLC	11,639	867,571
ITT, Inc.	14,553	587,505
Schindler Holding AG PC	3,347	593,905
Wartsila Oyj Abp	8,196	345,176

		$4,567,654

Media — 1.8%
Comcast Corp., Class A	38,254	$2,659,036
Liberty Global PLC, Class C(1)	17,454	531,474
Omnicom Group, Inc.	23,951	2,082,300
Twenty-First Century Fox, Inc., Class A	39,475	1,109,642
Vivendi SA	17,913	340,877
Walt Disney Co. (The)	24,287	2,407,328

		$9,130,657

Security	Shares	Value
Metals & Mining — 0.6%
Commercial Metals Co.	47,650	$1,048,777
Kaiser Aluminum Corp.	14,029	1,155,849
Rio Tinto PLC	18,697	705,455
Salzgitter AG	11,926	390,052

		$3,300,133

Multi-Utilities — 0.1%
Dominion Resources, Inc.	7,454	$546,304

		$546,304

Multiline Retail — 0.3%
Nordstrom, Inc.	9,396	$525,424
Target Corp.	10,326	797,580

		$1,323,004

Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	25,769	$2,874,790
ConocoPhillips	18,025	874,573
ENI SpA	38,233	534,918
EOG Resources, Inc.	11,277	1,156,118
Exxon Mobil Corp.	49,278	4,301,969
Frontline Ltd.	60,918	434,874
Kinder Morgan, Inc.	29,238	649,084
Koninklijke Vopak NV	7,048	329,015
Neste Oyj	9,719	399,266
Occidental Petroleum Corp.	16,877	1,204,343
Phillips 66	13,279	1,103,219
Pioneer Natural Resources Co.	3,827	731,110
Repsol SA	25,465	340,887
Statoil ASA	18,205	315,629
Total SA	20,551	979,827
Valero Energy Corp.	8,404	517,350

		$16,746,972

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	17,781	$406,403

		$406,403

Personal Products — 0.1%
Unilever NV	7,367	$293,720

		$293,720

Pharmaceuticals — 1.1%
GlaxoSmithKline PLC	34,751	$648,484
Johnson & Johnson	26,578	2,958,131
Novartis AG	9,842	678,328
Roche Holding AG PC	2,975	662,149
Sanofi	5,461	440,137
Teva Pharmaceutical Industries, Ltd.	9,064	334,821

		$5,722,050

Professional Services — 0.4%
Bureau Veritas SA	16,902	$317,685
RELX PLC	68,895	1,183,489
Wolters Kluwer NV	9,731	350,370

		$1,851,544

Real Estate Management & Development — 0.1%
Swiss Prime Site AG	7,452	$609,891

		$609,891

Road & Rail — 0.4%
Union Pacific Corp.	18,717	$1,896,594

		$1,896,594

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Energy Industries, Inc.(1)	32,426	$1,790,240
Analog Devices, Inc.	9,280	688,947
Applied Materials, Inc.	26,727	860,609
ASML Holding NV	4,381	451,932
Broadcom, Ltd.	4,897	834,890
Intel Corp.	63,013	2,186,551
MKS Instruments, Inc.	32,822	1,888,906
QUALCOMM, Inc.	18,442	1,256,453
Silicon Laboratories, Inc.(1)	24,701	1,638,911
Tessera Technologies, Inc.	36,976	1,464,250
Texas Instruments, Inc.	16,098	1,190,125
Versum Materials, Inc.(1)	2,573	62,936

		$14,314,750

Software — 2.4%
Adobe Systems, Inc.(1)	7,746	$796,366
CDK Global, Inc.	11,853	683,918
Dassault Systemes SA	5,014	381,917
Dell Technologies, Inc., Class V(1)	3,693	197,797
Intuit, Inc.	10,466	1,189,775
Microsoft Corp.	90,140	5,431,836
Oracle Corp.	43,086	1,731,626
Sage Group PLC (The)	63,474	521,651
salesforce.com, inc.(1)	8,707	626,904
SAP SE	9,633	804,494

		$12,366,284

Specialty Retail — 1.1%
Hennes & Mauritz AB, Class B	13,505	$392,268
Home Depot, Inc. (The)	20,387	2,638,078
Lowe’s Cos., Inc.	20,509	1,446,910
TJX Cos., Inc. (The)	16,426	1,286,813

		$5,764,069

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	63,149	$6,979,227
Electronics for Imaging, Inc.(1)	27,656	1,203,589
Hewlett Packard Enterprise Co.	32,906	783,163

		$8,965,979

Textiles, Apparel & Luxury Goods — 0.5%
Compagnie Financiere Richemont SA, Class A	7,197	$469,808
Hermes International	1,135	468,142
NIKE, Inc., Class B	24,416	1,222,509
Swatch Group AG (The), Bearer Shares	1,781	523,706

		$2,684,165

Thrifts & Mortgage Finance — 0.4%
Aareal Bank AG	17,381	$616,683
Astoria Financial Corp.	76,713	1,254,258

		$1,870,941

Tobacco — 0.5%
Altria Group, Inc.	12,151	$776,813
British American Tobacco PLC	12,060	660,167
Philip Morris International, Inc.	11,064	976,730

		$2,413,710

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC	293,269	$708,461

		$708,461

Total Common Stocks (identified cost $264,176,612)		$296,423,733

U.S. Treasury Obligations — 7.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,442,511
0.75%, 12/31/17	3,199	3,193,526
0.75%, 3/31/18	1,736	1,730,479
0.875%, 3/31/18	1,998	1,995,003
0.875%, 4/15/19	1,003	994,614
1.00%, 8/15/18	3,282	3,277,504
1.25%, 11/30/18	1,776	1,780,039
1.375%, 7/31/18	2,671	2,684,524
1.375%, 9/30/18	433	435,373
1.50%, 8/31/18	1,232	1,240,557
1.50%, 12/31/18	5,263	5,301,860
2.375%, 5/31/18	721	735,272
2.375%, 6/30/18	4,840	4,939,825
2.625%, 1/31/18	5,176	5,275,672
2.75%, 12/31/17	329	335,362
2.75%, 2/28/18	329	336,216
2.875%, 3/31/18	755	773,728

Total U.S. Treasury Obligations (identified cost $36,398,170)		$36,472,065

Exchange-Traded Funds(2) — 25.7%

Security	Shares	Value
Equity Funds — 6.3%
iShares MSCI Brazil Capped ETF	94,300	$3,158,107
iShares MSCI South Korea Capped ETF	63,800	3,397,988
iShares MSCI Taiwan Capped ETF	112,600	3,461,324
VanEck Vectors Junior Gold Miners ETF	442,676	15,192,640
VanEck Vectors Russia ETF	191,700	3,759,237
WisdomTree India Earnings Fund	162,800	3,295,072

		$32,264,368

Fixed Income Funds — 17.3%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,421,000	$35,738,150
iShares 0-5 Year High Yield Corporate Bond ETF	760,600	35,702,564
iShares MBS ETF	166,000	17,828,400

		$89,269,114

Security	Shares	Value
Short-Term Fixed Income Funds — 2.1%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,055,942

		$11,055,942

Total Exchange-Traded Funds (identified cost $131,279,758)		$132,589,424

Short-Term Investments — 8.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	43,655,745	$43,664,476

Total Short-Term Investments (identified cost $43,662,748)		$43,664,476

Total Investments — 98.5% (identified cost $475,517,288)		$509,149,698

Other Assets, Less Liabilities — 1.5%		$7,526,019

Net Assets — 100.0%		$516,675,717

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $71,350.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	61.3%	$316,668,007
United Kingdom	3.7	19,300,754
Switzerland	2.1	10,817,306
France	1.5	7,753,324
Germany	1.3	6,759,483
Netherlands	0.7	3,690,705
Spain	0.5	2,462,300
Finland	0.4	2,087,654
Sweden	0.4	2,054,024
Norway	0.2	1,211,684
Belgium	0.2	963,665
Italy	0.1	882,473
Singapore	0.1	834,890
Ireland	0.1	395,496
Denmark	0.1	343,688
Israel	0.1	334,821
Exchange-Traded Funds	25.7	132,589,424

Total Investments	98.5%	$509,149,698

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD 17,338,020	GBP 14,000,000	Morgan Stanley & Co. International PLC	12/12/16	$—	$(182,412)
USD 25,228,700	EUR 23,000,000	Morgan Stanley & Co. International PLC	12/14/16	838,781	—

				$838,781	$(182,412)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Equity Futures
E-mini MSCI Emerging Markets Index	840	Long	Dec-16	$38,913,626	$36,246,000	$(2,667,626)
Russell 2000 Index Mini	55	Long	Dec-16	7,379,634	7,272,650	(106,984)

						$(2,774,610)

Abbreviations:

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At November 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$—	$(2,774,610)

Total		$—	$(2,774,610)

Foreign Exchange	Forward foreign currency exchange contracts	$838,781	$(182,412)

Total		$838,781	$(182,412)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$475,594,855

Gross unrealized appreciation	$43,063,821
Gross unrealized depreciation	(9,508,978)

Net unrealized appreciation	$33,554,843

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,877,892	$4,836,727	$—	$34,714,619
Consumer Staples	9,502,581	2,966,617	—	12,469,198
Energy	19,734,149	4,347,993	—	24,082,142
Financials	69,601,223	18,219,751	—	87,820,974
Health Care	2,958,131	2,763,919	—	5,722,050
Industrials	23,275,078	6,561,301	—	29,836,379
Information Technology	65,674,391	3,833,132	—	69,507,523
Materials	13,829,500	7,183,491	—	21,012,991
Real Estate	—	3,797,740	—	3,797,740
Telecommunication Services	3,686,413	1,653,214	—	5,339,627
Utilities	2,120,490	—	—	2,120,490
Total Common Stocks	$240,259,848	$56,163,885 *	$—	$296,423,733
U.S. Treasury Obligations	$—	$36,472,065	$—	$36,472,065
Exchange-Traded Funds	132,589,424	—	—	132,589,424
Short-Term Investments	—	43,664,476	—	43,664,476
Total Investments	$372,849,272	$136,300,426	$—	$509,149,698
Forward Foreign Currency Exchange Contracts	$—	$838,781	$—	$838,781
Total	$372,849,272	$137,139,207	$—	$509,988,479

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(182,412)	$—	$(182,412)
Futures Contracts	(2,774,610)	—	—	(2,774,610)
Total	$(2,774,610)	$(182,412)	$—	$(2,957,022)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 82.3%

Security	Shares	Value
Aerospace & Defense — 0.9%
Airbus Group SE	15,254	$972,601
Boeing Co. (The)	15,449	2,326,001
United Technologies Corp.	37,112	3,997,705

		$7,296,307

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	33,373	$3,868,598

		$3,868,598

Airlines — 0.1%
Norwegian Air Shuttle ASA(1)	25,406	$793,174

		$793,174

Auto Components — 0.3%
Delphi Automotive PLC	37,223	$2,382,272

		$2,382,272

Banks — 6.1%
Chemical Financial Corp.	50,939	$2,642,715
Citigroup, Inc.	74,362	4,193,273
CVB Financial Corp.	120,668	2,506,274
Glacier Bancorp, Inc.	71,620	2,456,566
Great Western Bancorp, Inc.	65,364	2,614,560
HSBC Holdings PLC	502,039	3,979,445
ING Groep NV	129,341	1,757,394
JPMorgan Chase & Co.	92,179	7,389,991
Old National Bancorp	179,530	3,060,987
PacWest Bancorp	37,756	1,934,995
PNC Financial Services Group, Inc. (The)	38,056	4,206,710
SunTrust Banks, Inc.	48,474	2,518,224
Svenska Handelsbanken AB, Class A	73,246	1,016,553
U.S. Bancorp	81,541	4,046,064
United Bankshares, Inc.	78,406	3,618,437
Westamerica Bancorporation	36,798	2,282,580

		$50,224,768

Beverages — 0.5%
Anheuser-Busch InBev SA/NV	7,947	$825,754
Coca-Cola Co. (The)	39,534	1,595,197
PepsiCo, Inc.	17,797	1,781,480

		$4,202,431

Biotechnology — 0.3%
Celgene Corp.(1)	18,253	$2,163,163

		$2,163,163

Capital Markets — 6.8%
3i Group PLC	445,537	$3,832,443
Ameriprise Financial, Inc.	34,605	3,952,237
Bank of New York Mellon Corp. (The)	85,584	4,058,393
BlackRock, Inc.	9,403	3,486,538
Charles Schwab Corp. (The)	111,830	4,323,348

1

Security	Shares	Value
CME Group, Inc.	18,788	$2,121,353
Deutsche Boerse AG	10,871	841,841
FactSet Research Systems, Inc.	13,820	2,213,549
Franklin Resources, Inc.	98,279	3,858,434
Goldman Sachs Group, Inc. (The)	20,657	4,529,873
Intercontinental Exchange, Inc.	37,950	2,102,430
Moody’s Corp.	18,573	1,866,586
Morgan Stanley	68,597	2,837,172
Northern Trust Corp.	50,106	4,116,208
S&P Global, Inc.	18,434	2,193,462
Schroders PLC	88,637	3,054,485
State Street Corp.	30,529	2,405,685
T. Rowe Price Group, Inc.	51,610	3,822,237

		$55,616,274

Chemicals — 3.9%
AdvanSix, Inc.(1)	518	$9,687
Air Liquide SA	8,687	885,130
Air Products and Chemicals, Inc.	12,732	1,839,265
Akzo Nobel NV	14,784	921,541
BASF SE	7,325	632,953
Chr. Hansen Holding A/S	14,857	821,015
Clariant AG	54,224	877,608
Croda International PLC	76,720	3,128,987
Dow Chemical Co. (The)	34,896	1,944,405
E.I. du Pont de Nemours & Co.	27,794	2,045,916
Eastman Chemical Co.	24,530	1,842,694
Ecolab, Inc.	16,670	1,945,889
Givaudan SA	498	888,557
HB Fuller Co.	44,391	2,085,933
LyondellBasell Industries NV, Class A	20,574	1,858,244
Monsanto Co.	19,382	1,990,725
PPG Industries, Inc.	16,554	1,588,025
Praxair, Inc.	15,970	1,921,191
RPM International, Inc.	40,105	2,121,955
Sherwin-Williams Co. (The)	6,244	1,677,575
Symrise AG	14,699	892,482

		$31,919,777

Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	65,868	$2,898,192
Deluxe Corp.	29,596	2,003,649
ISS A/S	25,247	861,506
Tetra Tech, Inc.	64,681	2,771,581
UniFirst Corp.	17,119	2,419,771

		$10,954,699

Communications Equipment — 0.9%
Cisco Systems, Inc.	157,653	$4,701,212
InterDigital, Inc.	33,483	2,651,854

		$7,353,066

Construction & Engineering — 0.1%
Vinci SA	13,147	$851,461

		$851,461

Consumer Finance — 1.3%
American Express Co.	53,967	$3,887,783
Capital One Financial Corp.	48,735	4,095,689
Discover Financial Services	35,634	2,414,916

		$10,398,388

2

Security	Shares	Value
Containers & Packaging — 0.7%
Avery Dennison Corp.	25,585	$1,843,655
Ball Corp.	25,618	1,922,887
International Paper Co.	44,033	2,145,288

		$5,911,830

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,769,285

		$1,769,285

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	40,394	$6,359,631

		$6,359,631

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	121,928	$4,710,079
Deutsche Telekom AG	53,872	847,798
Verizon Communications, Inc.	38,279	1,910,122

		$7,467,999

Electric Utilities — 0.6%
American Electric Power Co., Inc.	21,480	$1,268,394
Duke Energy Corp.	22,627	1,669,194
NextEra Energy, Inc.	15,213	1,737,781

		$4,675,369

Electrical Equipment — 0.1%
Schneider Electric SE	15,206	$1,009,323

		$1,009,323

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	43,650	$2,236,626
Corning, Inc.	90,047	2,163,829
TE Connectivity, Ltd.	35,965	2,432,673
Vishay Intertechnology, Inc.	145,634	2,206,355

		$9,039,483

Energy Equipment & Services — 3.0%
Baker Hughes, Inc.	38,000	$2,444,540
FMC Technologies, Inc.(1)	65,459	2,242,625
Halliburton Co.	60,091	3,190,231
Helmerich & Payne, Inc.	29,635	2,241,888
John Wood Group PLC	361,982	3,738,776
Schlumberger, Ltd.	81,150	6,820,658
SEACOR Holdings, Inc.(1)	35,598	2,206,720
Subsea 7 SA(1)	123,015	1,440,480

		$24,325,918

Equity Real Estate Investment Trusts (REITs) — 0.9%
Derwent London PLC	37,963	$1,142,938
Hammerson PLC	209,329	1,423,370
Klepierre	21,450	797,982
Land Securities Group PLC	98,460	1,194,302
Merlin Properties Socimi SA	82,460	831,038
Unibail-Rodamco SE	3,712	815,069
Wereldhave NV	18,783	783,986

		$6,988,685

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	26,926	$1,896,398
Walgreens Boots Alliance, Inc.	21,476	1,819,662

		$3,716,060

3

Security	Shares	Value
Food Products — 0.4%
Nestle SA	50,949	$3,428,797

		$3,428,797

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	54,110	$2,781,795
Compass Group PLC	211,190	3,615,717
InterContinental Hotels Group PLC	22,401	917,588
McDonald’s Corp.	32,051	3,822,723
Panera Bread Co., Class A(1)	8,586	1,821,177
Starbucks Corp.	51,170	2,966,325
Whitbread PLC	54,750	2,370,520
Wyndham Worldwide Corp.	44,562	3,208,018

		$21,503,863

Household Products — 0.5%
Procter & Gamble Co. (The)	29,084	$2,398,267
Reckitt Benckiser Group PLC	18,141	1,532,435

		$3,930,702

Industrial Conglomerates — 2.3%
3M Co.	33,103	$5,685,109
General Electric Co.	271,462	8,350,171
Honeywell International, Inc.	12,952	1,475,751
Roper Technologies, Inc.	11,167	2,022,455
Siemens AG	12,865	1,450,191

		$18,983,677

Insurance — 7.1%
Aflac, Inc.	28,380	$2,025,764
Alleghany Corp.(1)	4,804	2,728,432
Allianz SE	5,236	832,058
Allstate Corp. (The)	50,667	3,542,637
American Financial Group, Inc.	43,045	3,539,590
American International Group, Inc.	59,453	3,765,159
Aon PLC	31,173	3,556,839
Chubb, Ltd.	27,475	3,516,800
Hartford Financial Services Group, Inc.	81,934	3,860,730
Loews Corp.	85,308	3,809,002
Marsh & McLennan Cos., Inc.	30,146	2,089,419
MetLife, Inc.	78,136	4,298,261
Progressive Corp. (The)	110,857	3,691,538
Prudential Financial, Inc.	43,011	4,326,907
Prudential PLC	174,843	3,375,737
Sampo Oyj, Class A	20,903	922,412
SCOR SE	29,277	928,300
St. James’s Place PLC	55,449	651,131
Travelers Cos., Inc. (The)	29,957	3,395,626
Willis Towers Watson PLC	27,361	3,402,888

		$58,259,230

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.(1)	10,729	$8,052,866
Priceline Group, Inc. (The)(1)	1,790	2,691,587

		$10,744,453

Internet Software & Services — 3.0%
Alphabet, Inc., Class A(1)	8,261	$6,409,545
Alphabet, Inc., Class C(1)	8,283	6,278,845
eBay, Inc.(1)	55,778	1,551,186
Facebook, Inc., Class A(1)	57,296	6,784,992
Rightmove PLC	12,654	580,194

4

Security	Shares	Value
United Internet AG	23,762	$909,749
Yahoo! Inc.(1)	44,381	1,820,509

		$24,335,020

IT Services — 5.8%
Accenture PLC, Class A	33,823	$4,039,481
Amadeus IT Group SA	21,194	959,901
Automatic Data Processing, Inc.	63,778	6,123,964
Capgemini SA	10,759	847,042
Cardtronics PLC, Class A(1)	54,808	2,711,352
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,049,164
Fidelity National Information Services, Inc.	20,781	1,604,085
Fiserv, Inc.(1)	59,000	6,172,580
International Business Machines Corp.	21,100	3,422,842
InterXion Holding NV(1)	53,257	1,819,259
MasterCard, Inc., Class A	48,637	4,970,701
Paychex, Inc.	99,122	5,843,242
PayPal Holdings, Inc.(1)	55,778	2,190,960
Visa, Inc., Class A	71,946	5,562,865

		$47,317,438

Leisure Products — 0.2%
Mattel, Inc.	46,130	$1,456,324

		$1,456,324

Machinery — 1.4%
Caterpillar, Inc.	23,886	$2,282,546
Cummins, Inc.	7,370	1,044,919
Ingersoll-Rand PLC	61,728	4,601,205
ITT, Inc.	47,907	1,934,006
Schindler Holding AG PC	5,331	945,954
Wartsila Oyj Abp	21,472	904,296

		$11,712,926

Media — 2.6%
Comcast Corp., Class A	82,394	$5,727,207
Liberty Global PLC, Class C(1)	43,579	1,326,981
Omnicom Group, Inc.	70,416	6,121,967
ProSiebenSat.1 Media SE	20,836	713,095
Twenty-First Century Fox, Inc., Class A	66,904	1,880,671
Vivendi SA	45,969	874,772
Walt Disney Co. (The)	49,221	4,878,786

		$21,523,479

Metals & Mining — 1.0%
Commercial Metals Co.	105,055	$2,312,260
Kaiser Aluminum Corp.	21,548	1,775,340
Rio Tinto PLC	117,919	4,449,192

		$8,536,792

Multi-Utilities — 0.2%
Dominion Resources, Inc.	24,540	$1,798,537

		$1,798,537

Multiline Retail — 0.5%
Nordstrom, Inc.	33,595	$1,878,632
Target Corp.	28,315	2,187,051

		$4,065,683

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	60,676	$6,769,015
ConocoPhillips	41,904	2,033,182

5

Security	Shares	Value
ENI SpA	121,789	$1,703,950
EOG Resources, Inc.	28,508	2,922,640
Exxon Mobil Corp.	114,705	10,013,746
Frontline Ltd.	113,044	806,984
Galp Energia SGPS SA, Class B	74,638	1,010,091
Kinder Morgan, Inc.	96,249	2,136,728
Koninklijke Vopak NV	19,036	888,640
Occidental Petroleum Corp.	43,766	3,123,142
Phillips 66	35,244	2,928,071
Pioneer Natural Resources Co.	12,599	2,406,913
Statoil ASA	58,571	1,015,475
Total SA	58,494	2,788,865
Valero Energy Corp.	27,666	1,703,119

		$42,250,561

Personal Products — 0.1%
Unilever NV	21,499	$857,159

		$857,159

Pharmaceuticals — 1.7%
Johnson & Johnson	61,285	$6,821,020
Merck & Co., Inc.	34,502	2,111,177
Novartis AG	16,997	1,171,463
Pfizer, Inc.	61,213	1,967,386
Roche Holding AG PC	3,958	880,937
Sanofi	12,039	970,300

		$13,922,283

Professional Services — 0.7%
Bureau Veritas SA	44,598	$838,251
RELX PLC	206,526	3,547,735
Wolters Kluwer NV	30,946	1,114,229

		$5,500,215

Real Estate Management & Development — 0.2%
Deutsche Wohnen AG, Bearer Shares	36,535	$1,125,471
Swiss Prime Site AG	11,144	912,054

		$2,037,525

Road & Rail — 0.4%
Union Pacific Corp.	31,024	$3,143,662

		$3,143,662

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.(1)	58,534	$3,231,662
Analog Devices, Inc.	30,549	2,267,958
Applied Materials, Inc.	87,982	2,833,021
Broadcom, Ltd.	11,928	2,033,605
Intel Corp.	134,140	4,654,658
MKS Instruments, Inc.	56,058	3,226,138
QUALCOMM, Inc.	36,194	2,465,897
Silicon Laboratories, Inc.(1)	42,109	2,793,932
Tessera Technologies, Inc.	65,349	2,587,820
Texas Instruments, Inc.	45,264	3,346,368
Versum Materials, Inc.(1)	6,366	155,712

		$29,596,771

Software — 4.4%
Adobe Systems, Inc.(1)	20,233	$2,080,155
CDK Global, Inc.	39,020	2,251,454
Dassault Systemes SA	12,885	981,451
Dell Technologies, Inc., Class V(1)	10,190	545,776
Intuit, Inc.	55,643	6,325,496
Microsoft Corp.	201,895	12,166,193

6

Security	Shares	Value
Oracle Corp.	162,912	$6,547,433
Sage Group PLC (The)	348,034	2,860,260
salesforce.com, inc.(1)	24,814	1,786,608
SAP SE	11,955	998,414

		$36,543,240

Specialty Retail — 1.7%
Hennes & Mauritz AB, Class B	48,867	$1,419,400
Home Depot, Inc. (The)	46,709	6,044,145
Lowe’s Cos., Inc.	46,109	3,252,990
TJX Cos., Inc. (The)	42,086	3,297,017

		$14,013,552

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	145,928	$16,127,962
Electronics for Imaging, Inc.(1)	55,029	2,394,862
Hewlett Packard Enterprise Co.	66,476	1,582,129

		$20,104,953

Textiles, Apparel & Luxury Goods — 0.7%
Compagnie Financiere Richemont SA, Class A	14,930	$974,604
NIKE, Inc., Class B	66,228	3,316,036
Swatch Group AG (The), Bearer Shares	4,987	1,466,437

		$5,757,077

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	117,826	$1,926,455

		$1,926,455

Tobacco — 0.4%
British American Tobacco PLC	30,107	$1,648,063
Philip Morris International, Inc.	18,363	1,621,085

		$3,269,148

Total Common Stocks (identified cost $566,722,378)		$675,807,483

Exchange-Traded Funds — 6.7%

Security	Shares	Value
Equity Funds — 6.7%
iShares MSCI Brazil Capped ETF	216,000	$7,233,840
iShares MSCI South Korea Capped ETF	146,200	7,786,612
iShares MSCI Taiwan Capped ETF	258,050	7,932,457
VanEck Vectors Junior Gold Miners ETF	470,000	16,130,400
VanEck Vectors Russia ETF	439,500	8,618,595
WisdomTree India Earnings Fund	373,300	7,555,592

Total Exchange-Traded Funds (identified cost $53,985,274)		$55,257,496

Short-Term Investments — 10.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	85,055,923	$85,072,935

Total Short-Term Investments (identified cost $85,065,463)		$85,072,935

7

Value
Total Investments — 99.4% (identified cost $705,773,115)	$816,137,914

Other Assets, Less Liabilities — 0.6%	$5,085,125

Net Assets — 100.0%	$821,223,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $159,066.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	78.9%	$647,836,322
United Kingdom	6.5	53,050,210
Switzerland	1.7	13,979,084
France	1.7	13,560,547
Germany	1.1	9,244,052
Netherlands	0.9	7,285,049
Norway	0.3	2,615,633
Sweden	0.3	2,435,953
Singapore	0.3	2,033,605
Finland	0.2	1,826,708
Spain	0.2	1,790,939
Italy	0.2	1,703,950
Denmark	0.2	1,682,521
Portugal	0.1	1,010,091
Belgium	0.1	825,754
Exchange-Traded Funds	6.7	55,257,496

Total Investments	99.4%	$816,137,914

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	45,821,910	GBP	37,000,000	Morgan Stanley & Co. International PLC	12/12/16	$—	$(482,090)
USD	37,294,600	EUR	34,000,000	Morgan Stanley & Co. International PLC	12/14/16	1,239,937	—

						$1,239,937	$(482,090)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini MSCI Emerging Markets Index	2,050	Long	Dec-16	$94,958,870	$88,457,500	$(6,501,370)
Russell 2000 Index Mini	30	Long	Dec-16	3,901,532	3,966,900	65,368

						$(6,436,002)

Abbreviations:

PC	-	Participation Certificate

8

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At November 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$65,368	$(6,501,370)

Total		$65,368	$(6,501,370)

Foreign Exchange	Forward foreign currency exchange contracts	$1,239,937	$(482,090)

Total		$1,239,937	$(482,090)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$705,967,923

Gross unrealized appreciation	$125,715,959
Gross unrealized depreciation	(15,545,968)

Net unrealized appreciation	$110,169,991

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$70,863,855	$12,352,133	$—	$83,215,988
Consumer Staples	11,937,843	7,466,454	—	19,404,297
Energy	53,183,218	13,393,261	—	66,576,479
Financials	161,592,947	21,191,799	—	182,784,746
Health Care	13,062,746	3,022,700	—	16,085,446
Industrials	50,825,321	13,288,721	—	64,114,042
Information Technology	166,152,960	8,137,011	—	174,289,971
Materials	32,870,934	13,497,465	—	46,368,399
Real Estate	—	9,026,210	—	9,026,210
Telecommunication Services	6,620,201	847,798	—	7,467,999
Utilities	6,473,906	—	—	6,473,906
Total Common Stocks	$573,583,931	$102,223,552 *	$—	$675,807,483
Exchange-Traded Funds	$55,257,496	$—	$—	$55,257,496
Short-Term Investments	—	85,072,935	—	85,072,935
Total Investments	$628,841,427	$187,296,487	$—	$816,137,914
Forward Foreign Currency Exchange Contracts	$—	$1,239,937	$—	$1,239,937
Futures Contracts	65,368	—	—	65,368
Total	$628,906,795	$188,536,424	$—	$817,443,219

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(482,090)	$—	$(482,090)
Futures Contracts	(6,501,370)	—	—	(6,501,370)
Total	$(6,501,370)	$(482,090)	$—	$(6,983,460)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Worldwide Health Sciences Fund

November 30, 2016 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2016, the value of the Fund’s investment in the Portfolio was $1,198,285,921 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Biotechnology — 31.6%
AbbVie, Inc.	690,536	$41,984,589
Actelion, Ltd.	94,478	18,250,022
Alexion Pharmaceuticals, Inc.(1)	207,828	25,477,634
Biogen, Inc.(1)	166,500	48,962,655
BioMarin Pharmaceutical, Inc.(1)	292,429	25,040,695
Celgene Corp.(1)	444,921	52,727,588
Galapagos NV(1)	99,828	5,922,117
Gilead Sciences, Inc.	550,067	40,539,938
Incyte Corp.(1)	228,436	23,366,718
Regeneron Pharmaceuticals, Inc.(1)	60,662	23,005,457
Shire PLC	701,207	40,837,366
Shire PLC ADR	82,128	14,339,549
Vertex Pharmaceuticals, Inc.(1)	226,707	18,501,558

		$378,955,886

Health Care Equipment — 13.3%
Edwards Lifesciences Corp.(1)	269,163	$22,300,155
Intuitive Surgical, Inc.(1)	56,174	36,161,451
Medtronic PLC	665,629	48,597,573
Wright Medical Group NV(1)	1,009,222	23,252,475
Zimmer Biomet Holdings, Inc.	282,439	28,769,236

		$159,080,890

Health Care Facilities — 1.8%
HCA Holdings, Inc.(1)	304,824	$21,608,973

		$21,608,973

Health Care Supplies — 2.1%
Cooper Cos., Inc. (The)	152,300	$25,051,827

		$25,051,827

Life Sciences Tools & Services — 3.7%
Illumina, Inc.(1)	89,595	$11,928,678
Thermo Fisher Scientific, Inc.	231,352	32,414,729

		$44,343,407

Managed Health Care — 3.4%
UnitedHealth Group, Inc.	177,300	$28,070,136
WellCare Health Plans, Inc.(1)	94,080	12,890,842

		$40,960,978

Pharmaceuticals — 42.2%
Allergan PLC(1)	321,548	$62,476,777
Bristol-Myers Squibb Co.	721,457	40,719,033
Eli Lilly & Co.(2)	881,915	59,194,135
Johnson & Johnson	450,936	50,189,177
Merck & Co., Inc.	247,081	15,118,886
Novartis AG	172,411	11,882,871
Novo Nordisk A/S, Class B	1,075,751	36,231,403
Ono Pharmaceutical Co., Ltd.	384,649	8,580,238
Pfizer, Inc.	1,462,345	46,999,768
Roche Holding AG PC	322,688	71,821,039
Santen Pharmaceutical Co., Ltd.	2,006,933	24,710,483
Teva Pharmaceutical Industries, Ltd. ADR	416,622	15,706,649

1

Security	Shares	Value
UCB SA	314,133	$20,179,756
Zoetis, Inc.	828,810	41,755,448

		$505,565,663

Total Common Stocks (identified cost $1,149,383,550)		$1,175,567,624

Put Options Purchased — 0.4%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Eli Lilly & Co.	5,800	$75.00	1/20/17	$4,582,000

Total Put Options Purchased (identified cost $2,534,136)				$4,582,000

Short-Term Investments — 0.9%

Description			Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)			10,911,680	$10,913,862

Total Short-Term Investments (identified cost $10,913,862)				$10,913,862

Total Investments — 99.4% (identified cost $1,162,831,548)				$1,191,063,486

Covered Call Options Written — (0.0)%(4)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Eli Lilly & Co.	5,800	$87.50	1/20/17	$(23,200)

Total Covered Call Options Written (premiums received $1,125,639)				$(23,200)

Put Options Written — (0.2)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Eli Lilly & Co.	5,800	$70.00	1/20/17	$(2,233,000)

Total Put Options Written (premiums received $1,346,034)				$(2,233,000)

Other Assets, Less Liabilities — 0.8%				$9,478,949

Net Assets — 100.0%				$1,198,286,235

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	A portion of the applicable common stock for which a written call option is outstanding at November 30, 2016 has been pledged as collateral for such written option.

2

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $18,806.

(4)	Amount is less than (0.05)%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.0%	$922,601,993
Switzerland	8.5	101,953,932
United Kingdom	4.6	55,176,915
Denmark	3.0	36,231,403
Japan	2.8	33,290,721
Belgium	2.2	26,101,873
Israel	1.3	15,706,649

Total Investments	99.4%	$1,191,063,486

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Written options activity for the fiscal year to date ended November 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	11,600	2,471,673

Outstanding, end of period	11,600	$2,471,673

At November 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended November 30, 2016, the Portfolio entered into a combination of option transactions on an individual security to seek return and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at November 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$4,582,000	$—
Written options	—	(2,256,200)

Total	$4,582,000	$(2,256,200)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,165,204,928

Gross unrealized appreciation	$147,426,615
Gross unrealized depreciation	(121,568,057)

Net unrealized appreciation	$25,858,558

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

3

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$313,946,381	$65,009,505		$—	$378,955,886
Health Care Equipment	159,080,890	—		—	159,080,890
Health Care Facilities	21,608,973	—		—	21,608,973
Health Care Supplies	25,051,827	—		—	25,051,827
Life Sciences Tools & Services	44,343,407	—		—	44,343,407
Managed Health Care	40,960,978	—		—	40,960,978
Pharmaceuticals	332,159,873	173,405,790		—	505,565,663
Total Common Stocks	$937,152,329	$238,415,295	*	$—	$1,175,567,624
Put Options Purchased	$4,582,000	$—		$—	$4,582,000
Short-Term Investments	—	10,913,862		—	10,913,862
Total Investments	$941,734,329	$249,329,157		$—	$1,191,063,486

Liability Description
Covered Call Options Written	$(23,200)	$—		$—	$(23,200)
Put Options Written	(2,233,000)	—		—	(2,233,000)
Total	$(2,256,200)	$—		$—	$(2,256,200)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

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Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2017